Warrants (Details Narrative) $ / shares in Units, $ in Millions	Dec. 23, 2024 USD ($) shares	Dec. 31, 2024 shares	Dec. 23, 2024 £ / shares shares	Dec. 23, 2024 $ / shares shares	Aug. 15, 2024 $ / shares shares	Feb. 29, 2024 $ / shares	Dec. 31, 2023 £ / shares
Class of Warrant or Right [Line Items]
Common stock, par value | £ / shares							£ 0.0001
Remaining term of offering warrants		5 years
Warrant exercise price | $ / shares						$ 8
Registered Offering [Member]
Class of Warrant or Right [Line Items]
Warrants		5,000,000
Net procceds from offering | $	$ 13.8
Registered Offering [Member] | H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right [Line Items]
Percentage of aggregate gross proceeds			5.50%	5.50%
Subscription Agreement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants		569,982
Armada Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable					1
Warrant exercise price | $ / shares					$ 11.5
Number of securities called by warrants or rights					1
Rezolve Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants		7,499,994
Warrants [Member] | Registered Offering [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable			5,000,000	5,000,000
Price per share | $ / shares				$ 3
Warrant exercise price | $ / shares				$ 3
Number of securities called by warrants or rights			5,000,000	5,000,000
Ordinary Shares [Member] | Registered Offering [Member]
Class of Warrant or Right [Line Items]
Ordinary shares issued, shares	5,000,000
Common stock, par value | £ / shares			£ 0.0001
Ordinary Shares [Member] | Minimum [Member] | Registered Offering [Member]
Class of Warrant or Right [Line Items]
Weighted average price | $ / shares				$ 6